Boston Common ESG Impact U.S. Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 96.0%	Shares	Value
Communication Services - 13.6%
Alphabet, Inc. - Class A	304	$53,574
Alphabet, Inc. - Class C	19,456	3,451,300
Netflix, Inc. (a)	2,417	3,236,677
T-Mobile US, Inc.	7,581	1,806,249
Verizon Communications, Inc.	28,200	1,220,214
		9,768,014

Consumer Discretionary - 8.7%
Booking Holdings, Inc.	358	2,072,548
Home Depot, Inc.	3,453	1,266,008
Ralph Lauren Corp.	4,072	1,116,868
TJX Cos., Inc.	14,431	1,782,084
		6,237,508

Consumer Staples - 5.4%
Colgate-Palmolive Company	11,366	1,033,170
Costco Wholesale Corp.	1,615	1,598,753
Mondelez International, Inc. - Class A	903	60,898
Procter & Gamble Co.	7,634	1,216,249
		3,909,070

Financials - 13.9%
Ameriprise Financial, Inc.	2,186	1,166,734
Aon PLC - Class A	2,509	895,111
Bank of America Corp.	34,292	1,622,697
CME Group, Inc. - Class A	3,602	992,783
Fifth Third Bancorp	19,791	814,004
MetLife, Inc.	8,626	693,703
Morgan Stanley	8,609	1,212,663
Visa, Inc. - Class A	7,417	2,633,406
		10,031,101

Health Care - 10.1%
Abbott Laboratories	3,852	523,911
Amgen, Inc.	2,576	719,245
Danaher Corp.	2,787	550,544
Edwards Lifesciences Corp. (a)	10,087	788,904
Eli Lilly & Co.	2,482	1,934,793
Merck & Co., Inc.	12,129	960,132
Quest Diagnostics, Inc.	3,728	669,661
Vertex Pharmaceuticals, Inc. (a)	2,546	1,133,479
		7,280,669

Industrials - 7.8%
Carrier Global Corp.	11,085	811,311
Cummins, Inc.	2,226	729,015
Emerson Electric Company	8,653	1,153,705
Vertiv Holdings Co. - Class A	9,028	1,159,285
Wabtec Corp.	3,833	802,439
Xylem, Inc./NY	7,603	983,524
		5,639,279

Information Technology - 31.8%(b)
Adobe, Inc. (a)	1,566	605,854
Analog Devices, Inc.	4,367	1,039,433
Apple, Inc.	20,066	4,116,941
Broadcom, Inc.	11,441	3,153,712
Intuit, Inc.	1,146	902,624
Microsoft Corp.	12,175	6,055,967
NVIDIA Corp.	30,067	4,750,285
Palo Alto Networks, Inc. (a)	4,950	1,012,968
salesforce.com, Inc.	4,833	1,317,911
		22,955,695

Materials - 2.3%
CRH PLC	8,736	801,965
Ecolab, Inc.	3,155	850,083
		1,652,048

Real Estate - 0.9%
CBRE Group, Inc. - Class A (a)	4,709	659,825

Utilities - 1.5%
American Water Works Co., Inc.	7,993	1,111,906
TOTAL COMMON STOCKS (Cost $33,391,408)		69,245,115

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.2%	Shares	Value
Real Estate - 1.2%
Digital Realty Trust, Inc.	5,186	904,075
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $686,561)		904,075

SHORT-TERM INVESTMENTS - 2.8%		Value
Money Market Funds - 2.8%	Shares
First American Treasury Obligations Fund - Class X, 4.24% (c)	2,004,575	2,004,575
TOTAL SHORT-TERM INVESTMENTS (Cost $2,004,575)		2,004,575

TOTAL INVESTMENTS - 100.0% (Cost $36,082,544)		72,153,765
Liabilities in Excess of Other Assets - (0.0)% (d)		(19,715)
TOTAL NET ASSETS - 100.0%		$72,134,050
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Boston Common ESG Impact U.S. Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$69,245,115	–	–	$69,245,115
Real Estate Investment Trusts - Common	904,075	–	–	904,075
Money Market Funds	2,004,575	–	–	2,004,575
Total Investments	$72,153,765	–	–	$72,153,765

Refer to the Schedule of Investments for further disaggregation of investment categories.